SUMMARY OF DETAILED INFORMATION ABOUT OTHER PAYABLES AND ACCRUALS (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Accounts payable	$ 2,762,600	$ 3,458,574
Accruals (a)	3,100,614	2,511,309
Provision (b)	288,089
Other payables	340,174	280,219
Other payables and accruals	$ 6,491,477	$ 6,250,102